OTHER NON-CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
OTHER NON-CURRENT LIABILITIES

10. Other Non-Current Liabilities

Other non-current liabilities as of June 30, 2023 and March 31, 2023 consisted of the following:

	As of June 30, 2023	As of March 31, 2023
Provisions	$1,272	$1,071
Pension liabilities (Note 13)	2,063	1,677
Total other non-current liabilities	$3,335	$2,748

10. Other Non-Current Liabilities

Other non-current liabilities as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023	2022
Provisions	$1,071	$540
Pension liabilities (Note 13)	1,677	2,256
Total other non-current liabilities	$2,748	$2,796